CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents, including interest bearing accounts	$ 2,699,266	$ 3,027,587
Restricted cash, including interest bearing accounts	435,913	695,388
Net investment in finance and sales-type leases	96,124	93,936
Flight equipment	48,371,803	48,419,478
Less accumulated depreciation	14,408,473	13,951,169
Flight equipment under operating leases, net	33,963,330	34,468,309
Flight Equipment held for sale	162,250	9,171
Deposits on flight equipment purchases	569,844	470,200
Lease receivables and other assets	868,600	776,431
Deferred debt issue costs, less accumulated amortization	261,247	269,335
Total assets	39,056,574	39,810,357
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	541,693	566,219
Current income taxes and other tax liabilities	246,854	269,846
Secured debt financing, net of deferred debt discount	8,441,745	9,489,247
Unsecured debt financing, net of deferred debt discount	13,852,203	13,853,540
Subordinated debt	1,000,000	1,000,000
Derivative liabilities	13,982	20,933
Security deposits, deferred overhaul rental and other customer deposits	2,736,001	2,524,981
Deferred income taxes	4,194,777	4,142,723
Commitments and Contingencies - Note L
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582
Paid-in capital	1,261,904	1,262,551
Accumulated other comprehensive loss	(7,899)	(12,491)
Retained earnings	5,621,732	5,539,226
Total shareholders' equity	8,029,319	7,942,868
Total liabilities and shareholders' equity	$ 39,056,574	$ 39,810,357